LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.08%
INVESTMENT COMPANIES–97.08%
Equity Funds–51.38%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	265,388	$16,318,198
LVIP Channing Small Cap Value Fund	185,782	2,346,989
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,715,789	25,601,284
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	233,485	3,057,023
LVIP Macquarie Mid Cap Value Fund	153,320	6,882,057
LVIP Macquarie Value Fund	801,826	21,974,030
LVIP SSGA Mid-Cap Index Fund	1,251,640	16,686,861
LVIP SSGA Nasdaq-100 Index Fund	212,833	3,026,913
LVIP SSGA S&P 500 Index Fund	1,568,468	47,027,384
LVIP SSGA Small-Cap Index Fund	317,366	10,631,446
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	227,511	6,909,950
		160,462,135
Fixed Income Funds–17.24%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	304,749	2,892,673
LVIP JPMorgan Core Bond Fund	1,834,055	18,987,975
LVIP Macquarie Bond Fund	1,909,358	23,273,162
LVIP SSGA Bond Index Fund	831,675	8,661,897
		53,815,707
Global Equity Fund–0.59%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	222,242	1,847,946
		1,847,946
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–27.87%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	325,028	$2,800,114
LVIP Franklin Templeton Multi-Factor International Equity Fund	841,562	7,585,001
LVIP Loomis Sayles Global Growth Fund	354,470	6,238,311
LVIP MFS International Growth Fund	895,789	19,475,361
LVIP Mondrian International Value Fund	1,175,361	22,410,611
LVIP SSGA Emerging Markets Equity Index Fund	992,491	11,488,078
LVIP SSGA International Index Fund	1,455,304	17,043,069
		87,040,545
Total Affiliated Investments (Cost $249,352,262)		303,166,333

UNAFFILIATED INVESTMENT–2.82%
INVESTMENT COMPANY–2.82%
Money Market Fund–2.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	8,807,474	8,807,474
Total Unaffiliated Investment (Cost $8,807,474)		8,807,474

TOTAL INVESTMENTS–99.90% (Cost $258,159,736)	311,973,807
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	324,661
NET ASSETS APPLICABLE TO 25,946,977 SHARES OUTSTANDING–100.00%	$312,298,468

✧✧Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
2	Australian Dollar	$138,490	$133,222	12/16/24	$5,268	$—
4	British Pound	334,350	327,241	12/16/24	7,109	—
6	Euro	837,488	831,673	12/16/24	5,815	—
5	Japanese Yen	439,406	445,429	12/16/24	—	(6,023)
					18,192	(6,023)
Equity Contracts:
11	E-mini MSCI Emerging Markets Index	644,985	604,143	12/20/24	40,842	—
5	E-mini Russell 2000 Index	562,300	551,581	12/20/24	10,719	—
13	E-mini S&P 500 Index	3,779,263	3,698,808	12/20/24	80,455	—
5	E-mini S&P MidCap 400 Index	1,574,300	1,533,014	12/20/24	41,286	—
18	Euro STOXX 50 Index	1,007,845	979,706	12/20/24	28,139	—
3	FTSE 100 Index	332,439	336,552	12/20/24	—	(4,113)
2	OMXS 30 Index	51,709	50,294	10/18/24	1,415	—
1	SPI 200 Index	143,559	141,658	12/19/24	1,901	—
2	TOPIX Index	368,412	357,629	12/12/24	10,783	—
					215,540	(4,113)
Total Futures Contracts					$233,732	$(10,136)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.08%@
Equity Funds-51.38%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$13,182,577	$1,718,616	$1,260,468	$61,108	$2,616,365	$16,318,198	265,388	$—	$—
✧✧LVIP Channing Small Cap Value Fund	2,032,057	258,481	174,126	4,470	226,107	2,346,989	185,782	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	16,806,346	6,739,722	1,801,107	(58,490)	3,914,813	25,601,284	1,715,789	—	—
✧✧‡LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	—	2,923,053	48,429	(1,152)	183,551	3,057,023	233,485	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	5,876,406	777,812	494,813	1,861	720,791	6,882,057	153,320	—	—
×,✧✧LVIP Macquarie U.S. Growth Fund	633,282	661,690	1,409,156	150,040	(35,856)	—	—	—	—
✧✧LVIP Macquarie Value Fund	18,054,673	3,290,431	987,915	(9,420)	1,626,261	21,974,030	801,826	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	14,475,066	2,505,657	1,532,443	25,942	1,212,639	16,686,861	1,251,640	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,543,624	223,823	231,315	7,296	483,485	3,026,913	212,833	—	—
✧✧LVIP SSGA S&P 500 Index Fund	39,236,300	6,627,650	4,092,836	149,572	5,106,698	47,027,384	1,568,468	—	—
✧✧LVIP SSGA Small-Cap Index Fund	11,409,043	1,151,496	2,714,652	90,054	695,505	10,631,446	317,366	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,874,783	1,314,122	599,983	(53,089)	374,117	6,909,950	227,511	—	—
Fixed Income Funds-17.24%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,444,275	491,138	150,072	(8,000)	115,332	2,892,673	304,749	—	—
✧✧LVIP JPMorgan Core Bond Fund	16,386,823	3,068,154	1,373,435	16,236	890,197	18,987,975	1,834,055	—	—
✧✧LVIP Macquarie Bond Fund	22,654,624	3,230,689	3,489,175	(735,518)	1,612,542	23,273,162	1,909,358	—	—
✧✧LVIP SSGA Bond Index Fund	8,721,483	1,027,823	1,416,895	(252,869)	582,355	8,661,897	831,675	—	—
Global Equity Fund-0.59%@
✧✧LVIP BlackRock Real Estate Fund	2,269,612	205,549	792,239	(54,590)	219,614	1,847,946	222,242	—	—
International Equity Funds-27.87%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	2,253,279	318,059	185,450	(13,095)	427,321	2,800,114	325,028	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	6,479,643	820,977	507,170	8,306	783,245	7,585,001	841,562	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	5,155,823	771,858	529,101	18,280	821,451	6,238,311	354,470	—	—
✧✧LVIP MFS International Growth Fund	15,629,424	2,545,250	854,157	(72,159)	2,227,003	19,475,361	895,789	—	—
✧✧LVIP Mondrian International Value Fund	17,741,489	3,157,065	1,357,625	18,866	2,850,816	22,410,611	1,175,361	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	10,311,357	1,014,136	1,370,458	(143,218)	1,676,261	11,488,078	992,491	—	—
✧✧LVIP SSGA International Index Fund	15,016,883	1,373,165	1,153,009	17,887	1,788,143	17,043,069	1,455,304	—	—
Total	$255,188,872	$46,216,416	$28,526,029	$(831,682)	$31,118,756	$303,166,333		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at September 30, 2024.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3